Note 10 - Retirement Plans - Amounts Recognized in Accumulated Other Comprehensive (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Prior service cost	$ 0	$ (1)	$ (9)
Net loss	16,696	(11,574)	(34,883)
Accumulated other comprehensive pre-tax loss	$ 16,696	$ (11,575)	$ (34,892)